Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	0.75%	(0.51%)	2.32%
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Average Annual Return, Percent	0.94%	(0.36%)	2.40%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	3.22%	(0.17%)	2.22%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	4.97%	0.52%	2.93%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	4.93%	0.48%	2.89%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.67%	0.25%	2.71%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1
Average Annual Return, Percent	4.84%	0.40%	2.79%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.22%	(0.17%)	2.22%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.67%	2.33%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.67%	2.33%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.67%	2.33%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.67%	2.33%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.67%	2.33%
Bloomberg Municipal Bond California Exempt Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Average Annual Return, Percent	2.59%	0.59%	2.27%
Bloomberg Municipal Bond California Exempt Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Average Annual Return, Percent	2.59%	0.59%	2.27%
Bloomberg Municipal Bond California Exempt Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Average Annual Return, Percent	2.59%	0.59%	2.27%
Bloomberg Municipal Bond California Exempt Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Average Annual Return, Percent	2.59%	0.59%	2.27%
Bloomberg Municipal Bond California Exempt Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Average Annual Return, Percent	2.59%	0.59%	2.27%